Inventories, Net - Schedule of Inventories, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventories, Net [Abstract]
Raw materials	$ 12,344,246	$ 5,833,689
Materials in transit	4,666,469	618,938
Finished goods	184,362	536,386
Spare parts		241,568
Less: Obsolete/write-down inventory
Total, net	$ 17,195,077	$ 7,230,581